Additional Information-Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2022
Additional Information-Parent Company Only Condensed Financial Information
Additional Information-Parent Company Only Condensed Financial Information

25. Additional Information—Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the condensed financial information of the Company is required to be presented. The Company did not have significant capital and other commitments or guarantees as of December 31, 2022.

25. Additional Information—Parent Company Only Condensed Financial Information (Continued)

(a)Condensed balance sheets of So-Young International Inc.

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
			Note 2(e)
Assets
Current assets:
Cash and cash equivalents	55,806	143,100	20,747
Amounts due from VIE companies	39,681	—	—
Amounts due from Group companies	1,457,100	1,671,880	242,400
Term deposits and short-term investments	318,881	208,938	30,293
Prepayment and other current assets	6,027	6,826	990
Total current assets	1,877,495	2,030,744	294,430
Non-current assets:
Investment in subsidiaries and VIE companies	617,773	531,693	77,088
Long-term investments	7,418	—	—
Total non-current assets	625,191	531,693	77,088
Total assets	2,502,686	2,562,437	371,518

Liabilities
Amounts due to VIE companies	35,529	39,786	5,768
Amounts due to Group companies	20,068	23,722	3,439
Accrued expenses and other current liabilities	900	1,004	148
Total liabilities	56,497	64,512	9,355

Shareholders’ deficit
Treasury stock	(217,712)	(232,835)	(33,758)
Class A Ordinary shares (US$ 0.0005 par value; 750,000,000 shares authorized as of December 31, 2021 and December 31, 2022; 71,736,059 and 69,092,367 shares issued and outstanding as of December 31, 2021; 73,065,987 and 68,843,320 shares issued and outstanding as of December 31, 2022, respectively)	230	236	33
Class B Ordinary shares (US$ 0.0005 par value; 20,000,000 shares authorized as of December 31, 2021 and 2022; 12,000,000 shares issued and outstanding as of December 31, 2021 and 2022)	37	37	5
Additional paid-in capital	2,999,562	3,043,971	441,334
Statutory reserves	20,331	29,027	4,209
Accumulated deficit	(272,368)	(346,618)	(50,255)
Accumulated other comprehensive (loss)/income	(83,891)	4,107	595
Total shareholders’ equity	2,446,189	2,497,925	362,163
Total liabilities and shareholders’ equity	2,502,686	2,562,437	371,518

25. Additional Information—Parent Company Only Condensed Financial Information (Continued)

(b)Condensed statements of comprehensive (loss)/income of So-Young International Inc.

	For the Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note 2(e)

Operating expenses:
General and administrative expenses	(7,574)	(9,556)	(9,659)	(1,400)
Loss from operations	(7,574)	(9,556)	(9,659)	(1,400)
Share of profit/(loss) of subsidiaries and VIE	763	(1,412)	(55,104)	(7,989)
Income/(loss) from non-operations	12,618	2,597	(791)	(115)
Net income/(loss)	5,807	(8,371)	(65,554)	(9,504)

Net income/(loss)	5,807	(8,371)	(65,554)	(9,504)
Other comprehensive loss:
Foreign currency translation adjustment	(144,225)	(31,399)	87,998	12,759
Total comprehensive (loss)/income	(138,418)	(39,770)	22,444	3,255

(c)Condensed statements of cash flows of So-Young International Inc.

	For the Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note 2(e)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	43,212	12,117	(54,390)	(7,886)

Cash flows from investing activities:
Purchase of short-term investments	(402,913)	(610,841)	(201,348)	(29,193)
Proceeds from maturities of short-term investments	808,562	549,344	318,785	46,219
Loans to Group companies	(823,116)	(446,270)	(82,766)	(12,000)
Repayments from Group companies	365,401	764,712	41,383	6,000
Other investing activities with external parties	(8,266)	—	—	—
Net cash (used in)/provided by investing activities	(60,332)	256,945	76,054	11,026

Cash flows from financing activities:
Net cash provided by/(used in) financing activities	696	(216,743)	(14,247)	(2,065)

Effect of exchange rate changes on cash and cash equivalents	(51,506)	(2,813)	79,877	11,581
Net (decrease)/increase in cash and cash equivalents	(67,930)	49,506	87,294	12,656
Cash and cash equivalents at beginning of year	74,230	6,300	55,806	8,091
Cash and cash equivalents at end of year	6,300	55,806	143,100	20,747